COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jul. 06, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of commitments
The Company has entered into various commitments as follows:

	Payments Due by Period
(US $ millions)	Less than 1 Year	1–5 Years	Thereafter	Total
Purchase commitments	$37	$47	$45	$129
Lease obligations	9	12	5	26
Reforestation obligations	1	2	1	4
	$47	$61	$51	$159